Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 10, 2018
Registrant Name	Capitol Series Trust
Central Index Key	0001587551
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Dec. 09, 2018